CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical) ¥ in Thousands	1 Months Ended
Jul. 31, 2017 CNY (¥)
Beijing Sunlands
Repurchased equity interests	¥ 71,303
Cost of acquired stock	¥ 30,000